Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Components of Intangible Assets
		December 31, 2013				December 31, 2014
	Range of Useful Lives	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount

Tradenames	5-20 years	$17,598	$(2,029)	$-	$15,569	$18,420	$(3,089)	$-	$15,331
Technologies	1-15 years	100,872	(29,568)	(311)	70,993	104,766	(36,532)	(256)	67,978
Core technologies	3-7 years	54,548	(13,386)	-	41,162	60,083	(20,166)	-	39,917
Customer relationships	3-13 years	63,800	(18,552)	-	45,248	69,118	(24,817)	-	44,301
Lease agreement	5 years	283	(57)	-	226	282	(113)	-	169
Other intangible assets	Indefinite	7,879	-	-	7,879	7,755	-	-	7,755
Total		$244,980	$(63,592)	$(311)	$181,077	$260,424	$(84,717)	$(256)	$175,451

Schedule of estimated aggregate amortization
2015	$26,376
2016	24,368
2017	22,717
2018	15,504
2019	13,978
2020 and thereafter	64,753
Total	$167,696